Note 10 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Note 10 - Property, Plant and Equipment, Net

10           Property, plant and equipment, net

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2021	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	839,584	13,079,545	414,757	102,226	61,893	14,498,005
Currency translation adjustment	(5,084)	(138,839)	(5,042)	(365)	(569)	(149,899)
Additions	8	15,238	1,171	192,470	4,830	213,717
Transfers / Reclassifications	2,448	148,037	17,688	(146,752)	-	21,421
Decrease due to sale of subsidiaries (*)	(200)	(4,310)	(62)	-	-	(4,572)
Disposals / Consumptions	(6,652)	(35,130)	(7,582)	(150)	(6,632)	(56,146)
Values at the end of the year	830,104	13,064,541	420,930	147,429	59,522	14,522,526

Depreciation and impairment
Accumulated at the beginning of the year	132,458	7,830,120	342,246	-	-	8,304,824
Currency translation adjustment	(1,292)	(97,236)	(4,621)	-	-	(103,149)
Depreciation charge	9,736	440,316	21,715	-	-	471,767
Impairment charge (See note 5)	-	51,470	780	-	4,421	56,671
Decrease due to sale of subsidiaries (*)	-	(567)	(53)	-	-	(620)
Disposals / Consumptions	(961)	(24,379)	(6,428)	-	-	(31,768)
Accumulated at the end of the year	139,941	8,199,724	353,639	-	4,421	8,697,725
At December 31, 2021	690,163	4,864,817	67,291	147,429	55,101	5,824,801

(*)	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2020	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	799,139	12,468,813	399,724	108,308	60,602	13,836,586
Currency translation adjustment	(545)	72,650	443	(2,095)	(162)	70,291
Increase due to business combinations (*)	39,622	440,366	7,195	16,255	-	503,438
Additions	1,451	1,524	620	157,315	6,845	167,755
Transfers / Reclassifications	5,881	157,473	15,586	(176,589)	-	2,351
Disposals / Consumptions	(5,964)	(61,281)	(8,811)	(968)	(5,392)	(82,416)
Values at the end of the year	839,584	13,079,545	414,757	102,226	61,893	14,498,005

Depreciation and impairment
Accumulated at the beginning of the year	121,468	7,302,135	322,966	-	-	7,746,569
Currency translation adjustment	(288)	56,560	405	-	-	56,677
Depreciation charge	11,368	492,973	26,198	-	-	530,539
Transfers / Reclassifications	(1)	349	(475)	-	-	(127)
Impairment charge (See note 5)	-	36,000	-	-	-	36,000
Disposals / Consumptions	(89)	(57,897)	(6,848)	-	-	(64,834)
Accumulated at the end of the year	132,458	7,830,120	342,246	-	-	8,304,824
At December 31, 2020	707,126	5,249,425	72,511	102,226	61,893	6,193,181

(*)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

Property, plant and equipment include capitalized interests for net amounts at December 31, 2021 and 2020 of $32 million and $33.6 million, respectively. There were no interests capitalized during 2021 and 2020.

Government grants recognized as a reduction of property, plant and equipment were immaterial for the years 2021 and 2020.

The carrying amounts of assets pledged as security for current and non-current borrowings were immaterial for the years 2021 and 2020.